Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,276	$ 684
Accounts receivable	5,927	6,548
Inventories	3,304	3,403
Prepaid expenses and other	238	193
Income taxes receivable		57
Assets held for sale		949
Total current assets	10,745	11,834
Investments	1,210	2,189
Fixed assets, net	8,260	8,095
Operating lease right of use assets	1,811
Intangible assets, net	484	560
Goodwill	1,976	1,979
Deferred tax assets	308	300
Other assets	996	988
Consolidated total assets	25,790	25,945
Current liabilities
Short-term borrowings	0	1,098
Accounts payable	5,628	6,094
Accrued salaries and wages	753	769
Other accrued liabilities	1,800	1,734
Income taxes payable	17
Long-term debt due within one year	106	201
Current portion of operating lease liabilities	225
Liabilities held for sale		408
Total current liability	8,529	10,304
Long-term debt	3,062	3,084
Operating lease liabilities	1,601
Long-term employee benefit liabilities	677	597
Other long-term liabilities	371	400
Deferred tax liabilities	419	401
Total liability	14,659	14,786
Shareholders' equity
Common Shares [issued: 2019 – 303,250,415; 2018 – 327,339,095]	3,198	3,380
Contributed surplus	127	120
Retained earnings	8,596	8,376
Accumulated other comprehensive loss	(1,090)	(1,175)
Stockholders equity attributable to Magna International Inc	10,831	10,701
Non-controlling interests	300	458
Total stockholder's equity	11,131	11,159
Total liability and stockholders' equity	25,790	25,945
Commitments and contingencies [notes 18, 23 and 24]